Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 17	-	EARNINGS PER SHARE

The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2011, 2010 and 2009, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	21,278	8,702	18,192

	Number of shares
	Year ended December 31,
(in thousands)	2011	2010	2009
Weighted average number of shares used in the computation of basic earnings per share	20,968	20,968	20,968
Add:
Weighted average number of additional shares issued upon the assumed conversion of capital notes (*)	-	-	9
Weighted average number of shares used in the computation of diluted earnings per share	20,968	20,968	20,977

(*)
Following the decision of the district court to accept Leonardo's claim, the Company has excluded the impact of the shares issuable upon the assumed conversion of the capital notes with respect to the computation diluted earnings per share for fiscal year 2010 and thereafter.  (See Note 12A2).